EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Copa Di Vino Corporation [Member]
EQUIPMENT

Note 4 – Property and Equipment, net

Property and equipment consist of the following at September 30, 2020 and December 31, 2019:

	2020	2019

Leasehold improvements	$1,005,673	$1,005,673
Machinery and equipment	1,487,063	1,486,213
Tanks	164,195	164,195
Furniture and fixtures	54,750	54,750

	2,711,681	2,710,831

Less accumulated depreciation and amortization	(1,816,743)	(1,693,479)

	894,938	1,017,352

Construction in progress	26,098	19,799

Total property and equipment, net	$921,036	$1,037,151

Depreciation and amortization expense amounted to approximately $123,300 for the nine months ending September 31, 2020 and $173,300 for the years ended December 31, 2019.

Note 4 – Property and Equipment, net

Property and equipment consist of the following at December 31, 2019 and 2018:

	2019	2018

Leasehold improvements	$1,005,673	$1,003,697
Machinery and equipment	1,486,213	1,479,139
Tanks	164,195	164,195
Furniture and fixtures	54,750	53,363
	2,710,831	2,700,394

Less accumulated depreciation and amortization	(1,693,479)	(1,520,132)
	1,017,352	1,180,262

Construction in progress	19,799	5,086

Total property and equipment, net	$1,037,151	$1,185,348

Depreciation and amortization expense amounted to approximately $173,300 and $177,000 for the years ended December 31, 2019 and 2018, respectively.

Canfield [Member]
EQUIPMENT

NOTE 2.  EQUIPMENT

Property and equipment are recorded at cost and consist of the following:

	December 31,
	2019	2018
Office equipment	$2,934	$2,934
Vehicles	70,208	70,208
Wheelchair rental pool	66,191	78,392
Total property and equipment	139,333	151,534
Accumulated depreciation	(95,488)	(92,907)
Net property and equipment	$43,845	$58,627

Depreciation is computed using the straight-line method based upon estimated useful lives as follows:

Office equipment	7 years
Vehicles	5 years
Wheelchair rental pool	13 months

Depreciation for 2019 and 2018 was $63,758 and $62,825, respectively.

The wheelchair rental pool consists of wheelchairs rented to customers over the shorter of the 13 month use period as mandated by Medicare and Medicaid, or the period over which the customer requires use of a wheelchair. At the end of the use period, the chair is either returned to the pool to be rented to another customer, or title of the chair is transferred to the customer.